Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2010
Selected Quarterly Financial Data Unaudited [Abstract]
Quarterly Financial Information [Text Block]
Selected Quarterly Financial Data (Unaudited)
The following is selected quarterly financial data for each of the four quarters in 2010 and 2009.  Quarterly results are not necessarily representative of operations for a full year.

	2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(unaudited and in thousands)
Revenues	$83,545	$103,463	$104,821	$114,221
Cost of revenues	61,203	72,618	75,294	81,030
(Loss) income from continuing operations	(924)	5,981	6,781	7,257
Net (loss) income	(5,648)	(1,058)	283	(2,317)
	2009
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(unaudited and in thousands)
Revenues	$81,513	$85,901	$84,357	$85,173
Cost of revenues	55,151	60,218	61,928	62,106
Income (loss) from continuing operations	3,586	3,526	(3,149)	(787)
Net loss	(9,013)	(1,896)	(7,044)	(4,501)